Geographic areas and major customers (Sales to Single Customers Exceeding 10% of Sales) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue, Major Customer [Line Items]
Sales	$ 128,460	$ 107,398	$ 105,240
Customer A [Member]
Revenue, Major Customer [Line Items]
Sales	19,184	12,278	17,107
Customer B [Member]
Revenue, Major Customer [Line Items]
Sales	10,145	4,225	11,030
Customer C [Member]
Revenue, Major Customer [Line Items]
Sales	7,788	13,468	2,428
Customer D [Member]
Revenue, Major Customer [Line Items]
Sales	$ 7,689	$ 13,328	$ 0